PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES	12 Months Ended
Dec. 31, 2025
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES

NOTE 12 – PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES

Short term provisions

	2025	2024
License fee (*)	260,494	235,637
Provision for Competition Authority penalty (**)	—	4,746
Provision for legal disputes (***)	61,673	43,728

	322,167	284,111

(*)The E-Commerce Law and the E-Commerce Regulation provide an obligation for electronic commerce intermediary service providers operating in Türkiye to obtain and annually renew an e-commerce license. Therefore, the Group has calculated and recognized a provision amounting to TRY289,025 thousand for the 2025 license fee in its consolidated financial statements. (2024: TRY235,637 thousand).

(**)In April 2021, the Turkish Competition Authority (the “TCA”) initiated an investigation against 37 companies in total regarding anti-competitive agreements in the labor markets (including companies operating in the e-commerce, retail, broadcasting and fast-food industries, but excluding us) to determine whether those entities had violated the Law on the Protection of Competition (the “Competition Law”), which prohibits such anti-competitive agreements. The allegations that led to the investigation solely related to direct or indirect agreements regarding non-solicitation of employees that potentially restricted competition in the labor markets in Türkiye. In June 2021, without notice, TCA officials conducted an on-site inspection at our headquarters and reviewed the digital correspondence of a limited number of senior managers and human resources employees. In August 2021, we received a notification from the TCA stating that the Competition Board, the decision-making body of the TCA, had decided to initiate an investigation against 11 additional companies including Hepsiburada the subject of which was the same as the existing April 2021 investigation, and to merge these two investigations. In April 2022, we received notice that the rapporteurs completed an investigation report stating their opinion that we violated the Competition Law that prohibits anti-competitive agreements in the labor markets and an administrative fine should be imposed. Following an oral hearing meeting on 18 July 2023, the Competition Board concluded its investigation and rendered its decision on 26 July 2023 and numbered 23-34/649-218, stating that the Company had violated Article 4 of the Competition Law prohibiting anti-competitive agreements. The Competition Board imposed an administrative fine in the amount of TRY3,985 thousand (with a 25% discount on early payment) on Hepsiburada. The reasoned decision of the Competition Board was served on Hepsiburada on 27 June

2025 and was subsequently published on the official website of the TCA on 10 July 2025. The administrative fine imposed by the Competition Board has been paid by applying the 25% early payment discount and the process has been completed.

NOTE 12 – PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES (Continued)

Short term provisions (Continued)

(***)Legal disputes mainly comprise labour lawsuits claimed against the Group in the amount of TRY54,106 (2024: TRY26,419).

The movements in provisions for the years ended 31 December 2025 and 2024 are as follows:

		Current	Paid
	1 January	year	during	Monetary	31 December
	2025	charge/(reverse)	the year	gain	2025

License fee	235,637	289,025	(214,093)	(50,075)	260,494
Competition Authority penalty	4,746	—	(3,985)	(761)	—
Legal disputes	43,728	37,074	(5,396)	(13,733)	61,673

	284,111	326,099	(223,474)	(64,569)	322,167

		Current	Paid
	1 January	year	during	Monetary	31 December
	2024	charge/(reverse)	the year	gain	2024

License fee	—	235,637	—	—	235,637
Provision for Turkish Capital Markets Board fee	100,114	—	(78,637)	(21,477)	—
Competition Authority penalty	6,852	—	—	(2,106)	4,746
Legal disputes	47,484	23,837	(12,143)	(15,450)	43,728

	154,450	259,474	(90,780)	(39,033)	284,111

Contingent liabilities

The Group received requests from the Turkish tax authority for initiation of tax audits for the financial year 2022, with respect to corporate income tax and VAT, in October 2023, for D-Market, in February 2024, for D-Ödeme and in March 2024 for D-Fast. As of the approval date of these financial statements, tax investigations and submission of the requested information to the tax authority are ongoing and the Group has not received any further specific notification from the tax authority. The Group management and its tax advisors believe that the investigations are routine and ordinary, except for the one which is initiated for D-Market which relates to a specific type of transactions. The Group management and its tax advisors believe that there is no significant uncertain tax position of the Group for the respective year. Based on these facts and due to the uncertainty as to the final outcome of the investigations, no provision has been recognized in these consolidated financial statements.

Letters of guarantee given

The letters of guarantees provided to public institutions and suppliers within the framework of banks being a guarantor are amounting to TRY9,178,544 thousand at 31 December 2025 (2024: TRY7,001,726 thousand).